UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Lifecycle Short Range Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------


                                                                                       Shares           Value ($)
                                                                                    -----------------------------

Common Stocks 14.8%
Consumer Discretionary 1.6%
Auto Components 0.0%
Cooper Tire & Rubber Co.                                                                   17                316
Dana Corp.                                                                                 41                615
Delphi Corp.                                                                              143                665
Goodyear Tire & Rubber Co.*                                                               197              2,935
Johnson Controls, Inc.                                                                     50              2,817
Visteon Corp.                                                                              33                199
                                                                                                      ----------
                                                                                                           7,547

Automobiles 0.0%
Ford Motor Co.                                                                            477              4,884
General Motors Corp.                                                                       22                748
                                                                                                      ----------
                                                                                                           5,632

Distributors 0.0%
Genuine Parts Co.                                                                          45              1,849
                                                                                                      ----------
Diversified Consumer Services 0.1%
Apollo Group, Inc., "A"*                                                                   42              3,285
H&R Block, Inc.                                                                            81              4,727
                                                                                                      ----------
                                                                                                           8,012

Hotels Restaurants & Leisure 0.2%
Carnival Corp.                                                                            136              7,419
Darden Restaurants, Inc.                                                                   37              1,220
Harrah's Entertainment, Inc.                                                               47              3,387
Hilton Hotels Corp.                                                                        98              2,337
Marriott International, Inc., "A"                                                          51              3,479
McDonald's Corp.                                                                          326              9,047
Starbucks Corp.*                                                                          100              5,166
Starwood Hotels & Resorts Worldwide, Inc.                                                  56              3,280
YUM! Brands, Inc.                                                                          74              3,854
                                                                                                      ----------
                                                                                                          39,189

Household Durables 0.1%
Black & Decker Corp.                                                                       21              1,887
Centex Corp.                                                                               64              4,523
Fortune Brands, Inc.                                                                       38              3,374
KB Home                                                                                    21              1,601
Leggett & Platt, Inc.                                                                      49              1,302
Newell Rubbermaid, Inc.                                                                   166              3,957
Pulte Homes, Inc.                                                                          31              2,612
Snap-on, Inc.                                                                              82              2,813
The Stanley Works                                                                          19                865
Whirlpool Corp.                                                                            17              1,192
                                                                                                      ----------
                                                                                                          24,126

Internet & Catalog Retail 0.1%
eBay, Inc.*                                                                               313             10,332
                                                                                                      ----------
Leisure Equipment & Products 0.0%
Brunswick Corp.                                                                            25              1,083
Hasbro, Inc.                                                                               45                936
                                                                                                      ----------
                                                                                                           2,019

Media 0.4%
Comcast Corp., "A"*                                                                       567             17,407
Dow Jones & Co., Inc.                                                                      18                638
Gannett Co., Inc.                                                                           5                356
Interpublic Group of Companies, Inc.*                                                     109              1,328
McGraw-Hill Companies, Inc.                                                                96              4,248
News Corp., "A"                                                                           741             11,989
Time Warner, Inc.*                                                                      1,205             20,136
Univision Communications, Inc., "A"*                                                       75              2,066
Viacom, Inc., "B"                                                                         285              9,126
Walt Disney Co.                                                                           525             13,219
                                                                                                      ----------
                                                                                                          80,513

Multiline Retail 0.2%
Big Lots, Inc.*                                                                           201              2,661
Dillard's, Inc., "A"                                                                       21                492
Family Dollar Stores, Inc.                                                                 43              1,122
Federated Department Stores, Inc.                                                          44              3,224
J.C. Penney Co., Inc.                                                                      68              3,576
Kohl's Corp.*                                                                              84              4,697
Nordstrom, Inc.                                                                            32              2,175
Sears Holdings Corp.*                                                                      37              5,545
Target Corp.                                                                              227             12,351
                                                                                                      ----------
                                                                                                          35,843

Specialty Retail 0.4%
AutoNation, Inc.*                                                                          57              1,170
AutoZone, Inc.*                                                                            41              3,791
Bed Bath & Beyond, Inc.*                                                                   76              3,175
Best Buy Co., Inc.                                                                        110              7,542
Circuit City Stores, Inc.                                                                  49                847
Home Depot, Inc.                                                                          552             21,473
Lowe's Companies, Inc.                                                                    199             11,586
Office Depot, Inc.*                                                                        81              1,850
Staples, Inc.                                                                             293              6,247
The Gap, Inc.                                                                             195              3,851
The Sherwin-Williams Co.                                                                   33              1,554
Tiffany & Co.                                                                              37              1,212
TJX Companies, Inc.                                                                       121              2,946
Toys "R" Us, Inc.*                                                                         58              1,536
                                                                                                      ----------
                                                                                                          68,780

Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.*                                                                              165              5,539
Jones Apparel Group, Inc.                                                                  31                962
NIKE, Inc., "B"                                                                            59              5,109
Reebok International Ltd.                                                                  55              2,301
VF Corp.                                                                                   26              1,488
                                                                                                      ----------
                                                                                                          15,399

Consumer Staples 1.5%
Beverages 0.3%
Anheuser-Busch Companies, Inc.                                                            200              9,150
Brown-Forman Corp., "B"                                                                    24              1,451
Coca-Cola Co.                                                                             635             26,511
Molson Coors Brewing Co., "B"                                                              20              1,240
Pepsi Bottling Group, Inc.                                                                 50              1,431
PepsiCo, Inc.                                                                             431             23,244
                                                                                                      ----------
                                                                                                          63,027

Food & Staples Retailing 0.4%
Costco Wholesale Corp.                                                                    123              5,513
CVS Corp.                                                                                 208              6,047
Kroger Co.*                                                                               191              3,635
Safeway, Inc.*                                                                            115              2,598
SUPERVALU, Inc.                                                                            35              1,141
Sysco Corp.                                                                               163              5,899
Wal-Mart Stores, Inc.                                                                     860             41,452
Walgreen Co.                                                                              263             12,095
                                                                                                      ----------
                                                                                                          78,380

Food Products 0.2%
Campbell Soup Co.                                                                          83              2,554
ConAgra Foods, Inc.                                                                       134              3,103
General Mills, Inc.                                                                        95              4,445
H.J. Heinz Co.                                                                             91              3,223
Kellogg Co.                                                                                90              3,999
Sara Lee Corp.                                                                            202              4,004
The Hershey Co.                                                                            57              3,540
William Wrigley Jr. Co.                                                                    83              5,714
                                                                                                      ----------
                                                                                                          30,582

Household Products 0.3%
Colgate-Palmolive Co.                                                                     135              6,738
Kimberly-Clark Corp.                                                                      123              7,698
Procter & Gamble Co.                                                                      636             33,549
                                                                                                      ----------
                                                                                                          47,985

Personal Products 0.1%
Avon Products, Inc.                                                                       123              4,656
Gillette Co.                                                                              257             13,012
                                                                                                      ----------
                                                                                                          17,668

Tobacco 0.2%
Altria Group, Inc.                                                                        532             34,399
Reynolds American, Inc.                                                                    31              2,443
UST, Inc.                                                                                  43              1,963
                                                                                                      ----------
                                                                                                          38,805

Energy 1.3%
Energy Equipment & Services 0.2%
Baker Hughes, Inc.                                                                         88              4,502
BJ Services Co.                                                                            41              2,152
Halliburton Co.                                                                           130              6,217
Nabors Industries Ltd.*                                                                    76              4,607
National-Oilwell, Inc.*                                                                    80              3,803
Noble Corp.                                                                                35              2,153
Rowan Companies, Inc.                                                                      29                861
Schlumberger Ltd.                                                                         152             11,543
Transocean, Inc.*                                                                         115              6,206
                                                                                                      ----------
                                                                                                          42,044

Oil, Gas & Consumable Fuels 1.1%
Amerada Hess Corp.                                                                         22              2,343
Anadarko Petroleum Corp.                                                                   61              5,011
Apache Corp.                                                                               85              5,491
Burlington Resources, Inc.                                                                140              7,734
ChevronTexaco Corp.                                                                       441             24,661
ConocoPhillips                                                                            397             22,824
Devon Energy Corp.                                                                          9                456
El Paso Corp.                                                                             166              1,912
EOG Resources, Inc.                                                                       102              5,794
ExxonMobil Corp.                                                                        1,637             94,078
Kerr-McGee Corp.                                                                           29              2,213
Kinder Morgan, Inc.                                                                        28              2,330
Marathon Oil Corp.                                                                         89              4,750
Occidental Petroleum Corp.                                                                103              7,924
Sunoco, Inc.                                                                               18              2,046
Unocal Corp.                                                                              104              6,765
Valero Energy Corp.                                                                        66              5,221
Williams Companies, Inc.                                                                  147              2,793
XTO Energy, Inc.                                                                           91              3,093
                                                                                                      ----------
                                                                                                         207,439

Financials 3.0%
Banks 0.9%
AmSouth Bancorp.                                                                           91              2,366
Bank of America Corp.                                                                   1,083             49,396
BB&T Corp.                                                                                140              5,596
Comerica, Inc.                                                                             43              2,485
Compass Bancshares, Inc.                                                                   33              1,485
Fifth Third Bancorp.                                                                       32              1,319
First Horizon National Corp.                                                               32              1,350
Golden West Financial Corp.                                                                73              4,700
Huntington Bancshares, Inc.                                                                60              1,448
KeyCorp.                                                                                  106              3,514
M&T Bank Corp.                                                                             25              2,629
Marshall & Ilsley Corp.                                                                    54              2,400
National City Corp.                                                                       155              5,289
North Fork Bancorp., Inc.                                                                 123              3,455
PNC Financial Services Group                                                               73              3,975
Regions Financial Corp.                                                                   121              4,099
Sovereign Bancorp, Inc.                                                                    94              2,100
SunTrust Banks, Inc.                                                                       88              6,357
Synovus Financial Corp.                                                                    80              2,294
US Bancorp.                                                                               471             13,753
Wachovia Corp.                                                                            406             20,138
Washington Mutual, Inc.                                                                   281             11,434
Wells Fargo & Co.                                                                         434             26,726
Zions Bancorp.                                                                             24              1,765
                                                                                                      ----------
                                                                                                         180,073

Capital Markets 0.4%
Bank of New York Co., Inc.                                                                203              5,842
Bear Stearns Companies, Inc.                                                               29              3,014
Charles Schwab Corp.                                                                      299              3,373
E*TRADE Financial Corp.*                                                                  216              3,022
Federated Investors, Inc., "B"                                                             24                720
Franklin Resources, Inc.                                                                   51              3,926
Janus Capital Group, Inc.                                                                  60                902
Lehman Brothers Holdings, Inc.                                                             71              7,049
Merrill Lynch & Co., Inc.                                                                 243             13,368
Morgan Stanley                                                                            282             14,797
T. Rowe Price Group, Inc.                                                                  32              2,003
The Goldman Sachs Group, Inc.                                                             113             11,528
                                                                                                      ----------
                                                                                                          69,544

Consumer Finance 0.2%
American Express Co.                                                                      301             16,022
Capital One Financial Corp.                                                                64              5,121
MBNA Corp.                                                                                127              3,322
Providian Financial Corp.*                                                                 76              1,340
SLM Corp.                                                                                 108              5,486
                                                                                                      ----------
                                                                                                          31,291

Diversified Financial Services 0.7%
CIT Group, Inc.                                                                            54              2,320
Citigroup, Inc.                                                                         1,338             61,856
Countrywide Financial Corp.                                                               209              8,069
Fannie Mae                                                                                249             14,542
Freddie Mac                                                                               177             11,546
JPMorgan Chase & Co.                                                                      905             31,965
MGIC Investment Corp.                                                                      25              1,631
Moody's Corp.                                                                              72              3,237
Principal Financial Group, Inc.                                                            75              3,142
                                                                                                      ----------
                                                                                                         138,308

Insurance 0.7%
ACE Ltd.                                                                                   74              3,319
AFLAC, Inc.                                                                               129              5,583
Allstate Corp.                                                                            209             12,488
Ambac Financial Group, Inc.                                                                28              1,953
American International Group, Inc.                                                        667             38,753
Aon Corp.                                                                                 172              4,307
Chubb Corp.                                                                                50              4,280
Cincinnati Financial Corp.                                                                 43              1,701
Hartford Financial Services Group, Inc.                                                     2                150
Jefferson-Pilot Corp.                                                                      79              3,983
Lincoln National Corp.                                                                     45              2,111
Loews Corp.                                                                                41              3,178
MBIA, Inc.                                                                                 35              2,076
MetLife, Inc.                                                                             238             10,696
Progressive Corp.                                                                          74              7,312
Prudential Financial, Inc.                                                                168             11,031
Safeco Corp.                                                                               75              4,075
The St. Paul Travelers Companies, Inc.                                                    173              6,839
Torchmark Corp.                                                                            28              1,462
UnumProvident Corp.                                                                        76              1,392
XL Capital Ltd., "A"                                                                       36              2,679
                                                                                                      ----------
                                                                                                         129,368

Real Estate 0.1%
Apartment Investment & Management Co., "A" (REIT)                                          24                982
Archstone-Smith Trust, (REIT)                                                              51              1,970
Equity Office Properties Trust, (REIT)                                                    105              3,475
Equity Residential, (REIT)                                                                135              4,971
Plum Creek Timber Co., Inc., (REIT)                                                        47              1,706
ProLogis, (REIT)                                                                           48              1,932
Simon Property Group, Inc., (REIT)                                                         56              4,059
                                                                                                      ----------
                                                                                                          19,095

Health Care 2.1%
Biotechnology 0.2%
Amgen, Inc.*                                                                              318             19,226
Applera Corp. - Applied Biosystems Group                                                   51              1,003
Biogen Idec, Inc.*                                                                         87              2,997
Chiron Corp.*                                                                              40              1,396
Genzyme Corp.*                                                                             65              3,906
Gilead Sciences, Inc.*                                                                    168              7,390
MedImmune, Inc.*                                                                          147              3,928
                                                                                                      ----------
                                                                                                          39,846

Health Care Equipment & Supplies 0.4%
Bausch & Lomb, Inc.                                                                        41              3,403
Baxter International, Inc.                                                                160              5,936
Becton, Dickinson & Co.                                                                   108              5,667
Biomet, Inc.                                                                               66              2,286
Boston Scientific Corp.*                                                                  193              5,211
C.R. Bard, Inc.                                                                            60              3,991
Fisher Scientific International, Inc.*                                                     67              4,348
Guidant Corp.                                                                              84              5,653
Hospira, Inc.*                                                                             40              1,560
Medtronic, Inc.                                                                           311             16,107
Millipore Corp.*                                                                           13                737
PerkinElmer, Inc.                                                                          33                624
St. Jude Medical, Inc.*                                                                   145              6,323
Stryker Corp.                                                                              98              4,661
Thermo Electron Corp.*                                                                     41              1,102
Waters Corp.*                                                                              31              1,152
Zimmer Holdings, Inc.*                                                                     93              7,084
                                                                                                      ----------
                                                                                                          75,845

Health Care Providers & Services 0.5%
Aetna, Inc.                                                                                75              6,211
AmerisourceBergen Corp.                                                                    60              4,149
Cardinal Health, Inc.                                                                      36              2,073
Caremark Rx, Inc.*                                                                        168              7,479
CIGNA Corp.                                                                                55              5,887
Express Scripts, Inc.*                                                                     38              1,899
HCA, Inc.                                                                                 107              6,064
Health Management Associates, Inc., "A"                                                    64              1,676
Humana, Inc.*                                                                              43              1,709
Laboratory Corp. of America Holdings*                                                      36              1,796
Manor Care, Inc.                                                                           22                874
McKesson Corp.                                                                            128              5,733
Medco Health Solutions, Inc.*                                                             113              6,030
Tenet Healthcare Corp.*                                                                   303              3,709
UnitedHealth Group, Inc.                                                                  369             19,240
WellPoint, Inc.*                                                                          191             13,301
                                                                                                      ----------
                                                                                                          87,830

Pharmaceuticals 1.0%
Abbott Laboratories                                                                       313             15,340
Allergan, Inc.                                                                             60              5,114
Bristol-Myers Squibb Co.                                                                  502             12,540
Eli Lilly & Co.                                                                           217             12,089
Forest Laboratories, Inc.*                                                                 88              3,419
Johnson & Johnson                                                                         799             51,935
King Pharmaceuticals, Inc.*                                                                62                646
Merck & Co., Inc.                                                                         567             17,464
Pfizer, Inc.                                                                            1,761             48,568
Schering-Plough Corp.                                                                     495              9,435
Watson Pharmaceuticals, Inc.*                                                              86              2,542
Wyeth                                                                                     250             11,125
                                                                                                      ----------
                                                                                                         190,217

Industrials 1.6%
Aerospace & Defense 0.3%
Boeing Co.                                                                                212             13,992
General Dynamics Corp.                                                                     51              5,587
Goodrich Corp.                                                                             31              1,270
Honeywell International, Inc.                                                             219              8,022
L-3 Communications Holdings, Inc.                                                          60              4,595
Lockheed Martin Corp.                                                                     104              6,746
Northrop Grumman Corp.                                                                     92              5,083
Raytheon Co.                                                                                8                313
Rockwell Collins, Inc.                                                                     46              2,193
United Technologies Corp.                                                                 263             13,505
                                                                                                      ----------
                                                                                                          61,306

Air Freight & Logistics 0.1%
FedEx Corp.                                                                                78              6,319
Ryder System, Inc.                                                                         17                622
United Parcel Service, Inc., "B"                                                          286             19,780
                                                                                                      ----------
                                                                                                          26,721

Airlines 0.0%
Delta Air Lines, Inc.*                                                                     36                135
Southwest Airlines Co.                                                                    190              2,647
                                                                                                      ----------
                                                                                                           2,782

Commercial Services & Supplies 0.1%
Allied Waste Industries, Inc.*                                                             70                555
Cendant Corp.                                                                             270              6,040
Equifax, Inc.                                                                              35              1,250
Monster Worldwide, Inc.*                                                                   31                889
Pitney Bowes, Inc.                                                                         59              2,569
R.R. Donnelley & Sons Co.                                                                 121              4,176
Robert Half International, Inc.                                                            41              1,024
Waste Management, Inc.                                                                    148              4,194
                                                                                                      ----------
                                                                                                          20,697
Construction & Engineering 0.0%
Fluor Corp.                                                                                22              1,267
                                                                                                      ----------
Electrical Equipment 0.1%
American Power Conversion Corp.                                                            47              1,109
Cooper Industries Ltd., "A"                                                                25              1,597
Emerson Electric Co.                                                                      107              6,701
                                                                                                      ----------
                                                                                                           9,407
Industrial Conglomerates 0.7%
3M Co.                                                                                    198             14,315
General Electric Co.                                                                    2,728             94,525
Textron, Inc.                                                                              35              2,655
Tyco International Ltd.                                                                   378             11,038
                                                                                                      ----------
                                                                                                         122,533

Machinery 0.2%
Caterpillar, Inc.                                                                         111             10,579
Cummins, Inc.                                                                              12                895
Danaher Corp.                                                                              72              3,768
Deere & Co.                                                                                64              4,191
Dover Corp.                                                                                52              1,892
Illinois Tool Works, Inc.                                                                  70              5,578
ITT Industries, Inc.                                                                       47              4,589
Navistar International Corp.*                                                              17                544
PACCAR, Inc.                                                                               77              5,236
Pall Corp.                                                                                 32                972
Parker-Hannifin Corp.                                                                      67              4,155
                                                                                                      ----------
                                                                                                          42,399

Road & Rail 0.1%
Burlington Northern Santa Fe Corp.                                                         97              4,567
CSX Corp.                                                                                  56              2,389
Norfolk Southern Corp.                                                                    104              3,220
Union Pacific Corp.                                                                        68              4,406
                                                                                                      ----------
                                                                                                          14,582

Information Technology 2.3%
Communications Equipment 0.4%
ADC Telecommunications, Inc.*                                                              29                631
Andrew Corp.*                                                                              41                523
Avaya, Inc.*                                                                              129              1,073
CIENA Corp.*                                                                              147                307
Cisco Systems, Inc.*                                                                    1,644             31,417
Comverse Technologies, Inc.*                                                               51              1,206
Corning, Inc.*                                                                            368              6,116
JDS Uniphase Corp.*                                                                       371                564
Lucent Technologies, Inc.*                                                              1,155              3,361
Motorola, Inc.                                                                            631             11,522
QUALCOMM, Inc.                                                                            420             13,864
Scientific-Atlanta, Inc.                                                                   39              1,298
Tellabs, Inc.*                                                                            118              1,027
                                                                                                      ----------
                                                                                                          72,909

Computers & Peripherals 0.5%
Apple Computer, Inc.*                                                                     257              9,460
Dell, Inc.*                                                                               622             24,575
EMC Corp.*                                                                                784             10,749
Gateway, Inc.*                                                                             97                320
Hewlett-Packard Co.                                                                       742             17,444
International Business Machines Corp.                                                     359             26,638
Lexmark International, Inc., "A"*                                                          32              2,075
NCR Corp.*                                                                                 50              1,756
Network Appliance, Inc.*                                                                   95              2,686
QLogic Corp.*                                                                              76              2,346
Sun Microsystems, Inc.*                                                                   881              3,286
                                                                                                      ----------
                                                                                                         101,335

Electronic Equipment & Instruments 0.0%
Agilent Technologies, Inc.*                                                               111              2,555
Jabil Circuit, Inc.*                                                                      120              3,688
Sanmina-SCI Corp.*                                                                        141                771
Solectron Corp.*                                                                          250                948
                                                                                                      ----------
                                                                                                           7,962

Internet Software & Services 0.1%
Yahoo!, Inc.*                                                                             401             13,895
                                                                                                      ----------
IT Consulting & Services 0.2%
Affiliated Computer Services, Inc., "A"*                                                   76              3,884
Automatic Data Processing, Inc.                                                           150              6,296
Computer Sciences Corp.*                                                                   99              4,326
Convergys Corp.*                                                                           37                526
Electronic Data Systems Corp.                                                             133              2,560
First Data Corp.                                                                           95              3,813
Fiserv, Inc.*                                                                             101              4,338
Paychex, Inc.                                                                             160              5,208
Sabre Holdings Corp.                                                                       35                698
SunGard Data Systems, Inc.*                                                                74              2,603
Unisys Corp.*                                                                              88                557
                                                                                                      ----------
                                                                                                          34,809

Office Electronics 0.0%
Xerox Corp.*                                                                              249              3,434
                                                                                                      ----------
Semiconductors & Semiconductor Equipment 0.5%
Advanced Micro Devices, Inc.*                                                             197              3,416
Altera Corp.*                                                                              97              1,923
Applied Materials, Inc.                                                                   423              6,844
Applied Micro Circuits Corp.*                                                              79                202
Broadcom Corp., "A"*                                                                      123              4,368
Freescale Semiconductor, Inc., "B"*                                                       105              2,224
Intel Corp.                                                                             1,587             41,357
KLA-Tencor Corp.                                                                           88              3,846
Linear Technology Corp.                                                                    81              2,972
LSI Logic Corp.*                                                                          178              1,511
Maxim Integrated Products, Inc.                                                            85              3,248
Micron Technology, Inc.*                                                                  158              1,613
National Semiconductor Corp.                                                               90              1,983
Novellus Systems, Inc.*                                                                   102              2,520
NVIDIA Corp.*                                                                              43              1,149
PMC-Sierra, Inc.*                                                                          46                429
Teradyne, Inc.*                                                                            50                599
Texas Instruments, Inc.                                                                   427             11,986
                                                                                                      ----------
                                                                                                          92,190

Software 0.6%
Adobe Systems, Inc.                                                                       127              3,635
BMC Software, Inc.*                                                                        57              1,023
Citrix Systems, Inc.*                                                                      44                953
Computer Associates International, Inc.                                                   139              3,820
Compuware Corp.*                                                                          105                755
Electronic Arts, Inc.*                                                                    118              6,680
Intuit, Inc.*                                                                              97              4,376
Mercury Interactive Corp.*                                                                 80              3,069
Microsoft Corp.                                                                         2,584             64,187
Novell, Inc.*                                                                              97                601
Oracle Corp.*                                                                           1,137             15,008
Parametric Technology Corp.*                                                               69                440
Siebel Systems, Inc.*                                                                     139              1,237
Symantec Corp.*                                                                           260              5,652
VERITAS Software Corp.*                                                                   111              2,708
                                                                                                      ----------
                                                                                                         114,144

Materials 0.4%
Chemicals 0.3%
Air Products & Chemicals, Inc.                                                             59              3,558
Dow Chemical Co.                                                                          298             13,270
E.I. du Pont de Nemours & Co.                                                             256             11,011
Eastman Chemical Co.                                                                       61              3,364
Ecolab, Inc.                                                                               56              1,812
Engelhard Corp.                                                                           109              3,112
Hercules, Inc.*                                                                            29                410
Monsanto Co.                                                                               69              4,338
PPG Industries, Inc.                                                                       45              2,824
Praxair, Inc.                                                                              84              3,914
Rohm & Haas Co.                                                                            51              2,363
Sigma-Aldrich Corp.                                                                        18              1,009
                                                                                                      ----------
                                                                                                          50,985

Construction Materials 0.0%
Vulcan Materials Co.                                                                       26              1,690
                                                                                                      ----------
Containers & Packaging 0.0%
Ball Corp.                                                                                 30              1,079
Bemis Co., Inc.                                                                            28                743
Pactiv Corp.*                                                                             139              3,000
Sealed Air Corp.*                                                                          23              1,145
                                                                                                      ----------
                                                                                                           5,967

Metals & Mining 0.1%
Alcoa, Inc.                                                                               224              5,853
Allegheny Technologies, Inc.                                                              126              2,780
Freeport-McMoRan Copper & Gold, Inc., "B"                                                  46              1,722
Newmont Mining Corp.                                                                      116              4,527
Nucor Corp.                                                                                88              4,015
United States Steel Corp.                                                                  29                997
                                                                                                      ----------
                                                                                                          19,894

Paper & Forest Products 0.0%
Louisiana-Pacific Corp.                                                                   120              2,949
                                                                                                      ----------
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.4%
ALLTEL Corp.                                                                               85              5,294
AT&T Corp.                                                                                209              3,979
BellSouth Corp.                                                                           471             12,515
CenturyTel, Inc.                                                                           35              1,212
Citizens Communications Co.                                                                87              1,169
Qwest Communications International, Inc.*                                                 436              1,618
SBC Communications, Inc.                                                                  671             15,936
Sprint Corp.                                                                              380              9,534
Verizon Communications, Inc.                                                              712             24,600
                                                                                                      ----------
                                                                                                          75,857

Wireless Telecommunication Services 0.0%
Nextel Communications, Inc., "A"*                                                         290              9,370
                                                                                                      ----------
Utilities 0.6%
Electric Utilities 0.4%
Allegheny Energy, Inc.*                                                                    42              1,059
Ameren Corp.                                                                               51              2,820
American Electric Power Co., Inc.                                                         161              5,936
CenterPoint Energy, Inc.                                                                   79              1,044
Cinergy Corp.                                                                              52              2,331
Consolidated Edison, Inc.                                                                  63              2,951
DTE Energy Co.                                                                             45              2,105
Edison International                                                                      140              5,677
Entergy Corp.                                                                              55              4,155
Exelon Corp.                                                                              172              8,829
FirstEnergy Corp.                                                                          86              4,138
FPL Group, Inc.                                                                           102              4,290
PG&E Corp.                                                                                 97              3,641
Pinnacle West Capital Corp.                                                                25              1,111
PPL Corp.                                                                                  49              2,910
Progress Energy, Inc.                                                                      64              2,895
Southern Co.                                                                              191              6,622
TECO Energy, Inc.                                                                          51                964
Xcel Energy, Inc.                                                                         104              2,030
                                                                                                      ----------
                                                                                                          65,508

Gas Utilities 0.0%
KeySpan Corp.                                                                              45              1,831
Nicor, Inc.                                                                                12                494
NiSource, Inc.                                                                             70              1,731
Peoples Energy Corp.                                                                       10                435
                                                                                                      ----------
                                                                                                           4,491

Independent Power Producers & Energy Traders 0.1%
AES Corp.*                                                                                307              5,029
Calpine Corp.*                                                                            138                469
Constellation Energy Group                                                                 46              2,654
Duke Energy Corp.                                                                         239              7,105
Dynegy, Inc., "A"*                                                                         98                476
TXU Corp.                                                                                  73              6,066
                                                                                                      ----------
                                                                                                          21,799

Multi-Utilities 0.1%
CMS Energy Corp.*                                                                          58                874
Dominion Resources, Inc.                                                                   88              6,458
Public Service Enterprise Group, Inc.                                                      62              3,771
Sempra Energy                                                                              62              2,561
                                                                                                      ----------
                                                                                                          13,664


Total Common Stocks (Cost $2,474,336)                                                                  2,801,134
                                                                                                      ----------
                                                                                     Principal
                                                                                     Amount ($)         Value ($)
                                                                                     ----------         ---------

Corporate Bonds 8.5%
Consumer Discretionary 1.2%
Auburn Hills Trust, 12.375%, 5/1/2020                                                  12,000             18,168
Harrah's Operating Co., Inc., 144A, 5.625%, 6/1/2015                                   40,000             40,742
Jones Intercable, Inc., 7.625%, 4/15/2008 (c)                                          60,000             64,659
Liberty Media Corp., 5.7%, 5/15/2013 (c)                                               18,000             16,742
Mandalay Resort Group, 6.5%, 7/31/2009                                                 13,000             13,292
MGM MIRAGE, 6.0%, 10/1/2009                                                             5,000              5,025
TCI Communications, Inc., 8.75%, 8/1/2015                                              34,000             43,614
Time Warner, Inc., 7.625%, 4/15/2031                                                   20,000             24,978
                                                                                                      ----------
                                                                                                         227,220

Energy 0.5%
Enterprise Products Operating LP:
6.375%, 2/1/2013 (c)                                                                    6,000              6,502
7.5%, 2/1/2011                                                                         37,000             41,573
Sempra Energy, 4.621%, 5/17/2007                                                       50,000             50,236
                                                                                                      ----------
                                                                                                          98,311

Financials 3.9%
American General Finance Corp.:
Series H, 4.0%, 3/15/2011                                                              15,000             14,484
Series H, 4.625%, 9/1/2010                                                             90,000             90,423
Series I, 4.875%, 5/15/2010                                                            20,000             20,194
Duke Capital LLC, 4.302%, 5/18/2006                                                    62,000             62,129
ERP Operating LP, 6.584%, 4/13/2015                                                    63,000             70,508
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                        24,000             22,783
6.875%, 2/1/2006                                                                      107,000            108,070
General Motors Acceptance Corp., 6.75%, 1/15/2006                                      69,000             69,544
HSBC Finance Corp., 5.0%, 6/30/2015                                                    65,000             65,507
JPMorgan Chase Capital XV, 5.875%, 3/15/2035                                           73,000             74,928
Merrill Lynch & Co., Inc., Series C, 5.0%, 1/15/2015 (c)                               17,000             17,407
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033                                  35,000             41,238
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034                         35,000             40,680
Simon Property Group L.P., (REIT), 144A, 4.6%, 6/15/2010                               10,000             10,006
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                        35,000             34,971
                                                                                                      ----------
                                                                                                         742,872

Health Care 0.3%
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                      50,000             58,054
                                                                                                      ----------
Industrials 0.7%
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011                28,128             30,147
D.R. Horton, Inc.:
5.375%, 6/15/2012                                                                      50,000             49,725
5.625%, 9/15/2014 (c)                                                                  12,000             11,983
K. Hovnanian Enterprises, Inc., 6.25%, 1/15/2015                                       30,000             29,625
                                                                                                      ----------
                                                                                                         121,480

Materials 0.6%
Georgia-Pacific Corp.:
7.75%, 11/15/2029                                                                      23,000             25,846
8.875%, 5/15/2031                                                                      30,000             37,125
Newmont Mining Corp., 5.875%, 4/1/2035                                                 25,000             25,475
Weyerhaeuser Co., 7.375%, 3/15/2032                                                    25,000             29,480
                                                                                                      ----------
                                                                                                         117,926

Telecommunication Services 0.4%
Anixter International, Inc., 5.95%, 3/1/2015                                            6,000              5,945
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012 (c)                        43,000             45,456
SBC Communications, Inc., 6.15%, 9/15/2034 (c)                                         25,000             27,081
                                                                                                      ----------
                                                                                                          78,482

Utilities 0.9%
American Electric Power Co., Inc., 4.709%, 8/16/2007                                   55,000             55,434
San Diego Gas & Electric Co., 5.35%, 5/15/2035                                         45,000             46,649
TXU Energy Co., 7.0%, 3/15/2013                                                        20,000             22,305
Westar Energy, Inc., 5.95%, 1/1/2035                                                   40,000             41,020
                                                                                                      ----------
                                                                                                         165,408


Total Corporate Bonds (Cost $1,585,050)                                                                1,609,753
                                                                                                      ----------
Foreign Bonds - US$ Denominated 5.3%
Financials 1.1%
Barclays Bank PLC, 1.0%, 12/15/2049                                                    20,000             20,432
BNP Paribas SA, 144A, 5.186%, 6/29/2049                                                45,000             45,496
Mizuho Financial Group, (Cayman), 8.375%, 4/27/2049                                    30,000             32,805
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011                               28,274             30,069
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049                          23,000             27,391
Westfield Capital Corp., 144A, 4.375%, 11/15/2010                                      56,000             55,913
                                                                                                      ----------
                                                                                                         212,106

Industrials 2.2%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022                                          185,000            217,935
Tyco International Group SA:
6.375%, 10/15/2011                                                                     35,000             38,441
6.75%, 2/15/2011                                                                      121,000            134,322
7.0%, 6/15/2028                                                                        23,000             27,738
                                                                                                      ----------
                                                                                                         418,436

Materials 0.5%
Celulosa Arauco y Constitucion SA, 8.625%, 8/15/2010                                   50,000             58,269
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                                        35,000             37,403
                                                                                                      ----------
                                                                                                          95,672

Sovereign Bonds 0.2%
United Mexican States:
Series A, 6.75%, 9/27/2034 (c)                                                         35,000             37,100
8.375%, 1/14/2011                                                                       5,000              5,820
                                                                                                      ----------
                                                                                                          42,920

Telecommunication Services 0.8%
British Telecommunications PLC, 8.625%, 12/15/2030                                     66,000             93,169
Telecom Italia Capital, 5.25%, 11/15/2013                                              55,000             55,837
                                                                                                      ----------
                                                                                                         149,006

Utilities 0.5%
PacifiCorp. Australia LLC, 144A, 6.15%, 1/15/2008                                      85,000             88,999
                                                                                                      ----------

Total Foreign Bonds - US$ Denominated (Cost $961,450)                                                  1,007,139
                                                                                                      ----------
Asset Backed 4.0%
Automobile Receivables 1.2%
Americredit Automobile Receivables Trust, "A3",
Series 2002-D, 2.72%, 4/12/2007                                                        17,669             17,662
Drive Auto Receivables Trust:
"A3", Series 2004-1, 144A, 3.5%, 8/15/2008                                             65,000             64,560
"A2", Series 2005-2, 144A, 4.12%, 1/15/2010                                            40,000             40,016
MMCA Automobile Trust:
"A4", Series 2002-2, 4.3%, 3/15/2010                                                   75,883             75,844
"A4", Series 2001-4, 4.92%, 8/15/2007                                                  17,304             17,338
"B", Series 2002-1, 5.37%, 1/15/2010                                                   15,793             15,834
                                                                                                      ----------
                                                                                                         231,254

Home Equity Loans 2.8%
Argent NIM Trust, "A", Series 2004-WN2, 144A, 4.55%, 4/25/2034                          7,130              7,128
Countrywide Asset-Backed Certificates:
"AF2", Series 2005-7, 4.367%, 6/25/2035                                                80,000             80,000
"N1", Series 2004-2N, 144A, 5.0%, 2/25/2035                                            18,283             18,168
First Franklin Mortgage Loan Trust NIM, "N1",
Series 2004-FFH4, 144A, 4.212%, 1/21/2035                                              69,329             69,329
First Franklin NIM Trust:
"N1", Series 2005-FF1N, 144A, 3.9%, 12/25/2034                                         70,675             70,653
"NOTE", Series 2004-FF6A, 144A, 5.75%, 7/25/2034                                       22,250             22,298
Master ABS NIM Trust, "N1", Series 2005-CI8A, 144A, 4.702%, 2/26/2035                  76,981             76,692
Merrill Lynch Mortgage Investors, Inc., "N1",
Series 2005-NC1N, 144A, 5.0%, 10/25/2035                                               73,499             73,499
Park Place Securities NIM Trust, "A", Series 2004-MCW1,
144A, 4.458%, 9/25/2034                                                                25,783             25,783
Residential Asset Mortgage Products, Inc., "AI3",
Series 2004-RS4, 4.003%, 1/25/2030                                                     75,000             74,798
                                                                                                      ----------
                                                                                                         518,348


Total Asset Backed (Cost $749,752)                                                                       749,602
                                                                                                      ----------
US Government Agency Sponsored Pass-Throughs 3.9%
Federal Home Loan Mortgage Corp., 6.0%, 12/1/2033                                     107,619            110,424
Federal National Mortgage Association:
4.5% with various maturities from 7/1/2018 until 7/1/2033 (g)                         210,632            208,724
5.0%, 9/1/2033 (g)                                                                     45,000             45,000
5.5% with various maturities from 7/1/2024 until 2/1/2025                             230,703            235,432
6.5% with various maturities of 11/1/2033                                              79,876             82,715
7.13%, 1/1/2012                                                                        45,172             46,708
                                                                                                      ----------
Total US Government Agency Sponsored Pass-Throughs (Cost $732,946)                                       729,003

Commercial and Non-Agency Mortgage-Backed Securities 6.4%
American Home Mortgage Investment Trust,
"5A3", Series 2005-2, 5.077%, 8/25/2035                                                75,000             75,000
Banc of America Commercial Mortgage, Inc.,
"AJ", Series 2005-1, 5.0%**, 11/10/2042                                                80,000             83,462
Citigroup Mortgage Loan Trust, Inc., "1CB2",
Series 2004-NCM2, 6.75%, 8/25/2034                                                     99,597            103,425
Countrywide Alternative Loan Trust:
"2A1", Series 2005-J6, 5.5%, 7/25/2025                                                 79,487             80,579
"A2", Series 2004-1T1, 5.5%, 2/25/2034                                                 49,636             49,856
"7A1", Series 2004-J2, 6.0%, 12/25/2033                                                24,401             24,767
CS First Boston Mortgage Securities Corp., "A2",
Series 2001-CK3, 6.04%, 6/15/2034                                                      55,000             55,594
DLJ Mortgage Acceptance Corp.:
"A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030                                        27,274             28,487
"A1B", Series 1997-CF1, 144A, 7.6%, 5/15/2030                                          29,452             30,804
First Horizon Mortgage Pass-Through Trust, "1A4",
Series 2004-2, 5.0%, 5/25/2034                                                         45,575             45,759
First Union-Lehman Brothers Commercial Mortgage, "A3",
Series 1997-C1, 7.38%, 4/18/2029                                                       60,685             62,939
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                                      39,336             41,076
Greenwich Capital Commercial Funding Corp.:
"AJ", Series 2005-GG3, 4.859%, 8/10/2042                                               30,000             30,456
"B", Series 2005-GG3, 4.894%, 8/10/2042                                                55,000             55,602
LB-UBS Commercial Mortgage Trust, "AJ",
Series 2005-C3, 4.843%, 7/15/2040                                                     105,000            107,074
Master Alternative Loans Trust, "8A1",
Series 2004-3, 7.0%, 4/25/2034                                                         18,884             19,319
Master Asset Securitization Trust:
"2A7", Series 2003-9, 5.5%, 10/25/2033                                                 50,133             50,948
"8A1", Series 2003-6, 5.5%, 7/25/2033                                                  38,961             39,216
NYC Mortgage Loan Trust, "A3", Series 1996,
144A, 6.75%, 9/25/2019                                                                 55,000             60,400
Residential Accredit Loans, Inc., "A3",
Series 2004-QS11, 5.5%, 8/25/2034                                                      49,668             50,194
Residential Asset Securitization Trust, "A3",
Series 2002-A13, 5.0%, 12/25/2017                                                       6,895              6,898
Residential Funding Mortgage Securities I, "A1",
Series 2003-S2, 5.0%, 2/25/2033                                                        12,163             12,150
Washington Mutual:
"A6", Series 2004-AR4, 3.808%, 6/25/2034                                               65,000             63,959
"4A1", Series 2002-S7, 4.5%, 11/25/2032                                                 2,778              2,773
Washington Mutual Mortgage Securities Corp., "1A7",
Series 2003-MS8, 5.5%, 5/25/2033                                                       24,763             24,807
                                                                                                      ----------
Total Commercial and Non-Agency Mortgage-Backed
Securities (Cost $1,208,186)                                                                           1,205,544

Collateralized Mortgage Obligations 13.7%
Fannie Mae Grantor Trust:
"A2", Series 2002-T16, 7.0%, 7/25/2042                                                 51,871             54,873
"A2", Series 2002-T19, 7.0%, 7/25/2042                                                 56,036             59,328
Fannie Mae Whole Loan:
"2A3", Series 2003-W3, 4.16%, 6/25/2042                                                48,449             48,340
"A2", Series 2002-W10, 4.7%, 8/25/2042                                                     87                 86
"2A3", Series 2003-W15, 4.71%, 8/25/2043                                               29,080             29,053
"1A3", Series 2003-W18, 4.732%, 8/25/2043                                              42,711             42,712
"1A1", Series 2004-W15, 6.0%, 8/25/2044                                                63,519             65,575
"1A2", Series 2003-W3, 7.0%, 8/25/2042                                                 26,995             28,570
"2A", Series 2003-W8, 7.0%, 10/25/2042                                                 22,552             23,885
"2A", Series 2002-W1, 7.5%, 2/25/2042                                                  35,309             37,574
"5A", Series 2004-W2, 7.5%, 3/25/2044                                                  75,334             80,951
Federal Home Loan Mortgage Corp.:
"PT", Series 2724, 3.75%, 5/15/2016                                                    61,000             60,593
"TG", Series 2690, 4.5%, 4/15/2032                                                     60,000             59,052
"BG", Series 2640, 5.0%, 2/15/2032                                                     45,000             45,129
"BG", Series 2869, 5.0%, 7/15/2033                                                     10,000             10,079
"BM", Series 2497, 5.0%, 2/15/2022                                                     19,938             20,218
"CA", Series 2526, 5.0%, 6/15/2016                                                     22,133             22,359
"DG", Series 2662, 5.0%, 10/15/2022                                                   120,000            120,213
"EG", Series 2836, 5.0%, 12/15/2032                                                   115,000            115,036
"JD", Series 2778, 5.0%, 12/15/2032                                                   115,000            115,990
"KG", Series 2987, 5.0% , 5/15/2016                                                    80,000             79,375
"KG", Series 2987, 5.0%, 12/15/2034                                                    80,000             79,312
"ND", Series 2938, 5.0%, 10/15/2033                                                    80,000             79,987
"NE", Series 2921, 5.0%, 9/15/2033                                                     80,000             79,994
"PD", Series 2893, 5.0%, 2/15/2033                                                     25,000             25,199
"PD", Series 2939, 5.0%, 7/15/2033                                                     80,000             79,923
"PE", Series 2864, 5.0%, 6/15/2033                                                     80,000             80,160
"TE", Series 2780, 5.0%, 1/15/2033                                                     85,000             85,230
"TE", Series 2881, 5.0%, 7/15/2033                                                    115,000            115,009
"UE", Series 2764, 5.0%, 10/15/2032                                                    90,000             90,334
"PE", Series 2378, 5.5%, 11/15/2016                                                    30,000             31,172
"PE", Series 2512, 5.5%, 2/15/2022                                                    110,000            114,763
"PE", Series 2405, 6.0%, 1/15/2017                                                     80,000             84,462
"QE", Series 2113, 6.0%, 11/15/2027                                                    29,549             29,995
Federal National Mortgage Association:
"TU", Series 2003-122, 4.0%, 5/25/2016                                                 80,000             80,024
"HE", Series 2005-22, 5.0%, 10/25/2033                                                 55,000             55,023
"ME", Series 2005-14, 5.0%, 10/25/2033                                                105,000            104,753
"MC", Series 2002-56, 5.5%, 9/25/2017                                                  44,245             45,257
"PM", Series 2001-60, 6.0%, 3/25/2030                                                  17,122             17,248
"VD", Series 2002-56, 6.0%, 4/25/2020                                                   8,521              8,613
"A2", Series 1998-M1, 6.25%, 1/25/2008                                                 50,586             52,433
FHLMC Structured Pass-Through Securities:
"A2B", Series T-56, 4.29%, 7/25/2036                                                   26,630             26,597
"3A", Series T-41, 7.5%, 7/25/2032                                                     56,812             60,559
Government National Mortgage Association,
"GD", Series 2004-26, 5.0%, 11/16/2032                                                 56,000             56,531
                                                                                                      ----------
Total Collateralized Mortgage Obligations (Cost $2,568,417)                                            2,601,569

Municipal Bonds and Notes 3.1%
Atlantic City, NJ, Core City General Obligation, Series B,
4.5%, 8/1/2008 (e)                                                                     80,000             81,125
Fairfield, CA, Pension Obligation Revenue, Series B,
5.42%, 6/1/2034 (e)                                                                    65,000             67,555
Illinois, State General Obligation, 4.95%, 6/1/2023                                    80,000             82,588
Jicarilla, NM, Sales & Special Tax Revenue,
Apache Nation Revenue, 144A, 5.2%, 12/1/2013                                           50,000             51,741
Virginia, Multi-Family Housing Revenue, Housing Development
Authority Series A, 6.51%, 5/1/2019 (e)                                               290,000            306,782
                                                                                                      ----------
Total Municipal Bonds and Notes (Cost $524,956)                                                          589,791

Government National Mortgage Association 0.9%
Government National Mortgage Association:
6.0% with various maturities from 10/15/2033 until 12/15/2034
(Cost $177,285)                                                                       171,831            177,154
                                                                                                      ----------

US Government Backed 24.8%
US Treasury Bills:
2.089%***, 7/21/2005 (f)                                                              140,000            139,781
2.633%***, 7/21/2005 (f)                                                               15,000             14,979
2.869%***, 7/14/2005 (f)                                                               10,000              9,990
3.008%***, 9/8/2005                                                                 3,000,000          2,983,066
US Treasury Bond, 6.0%, 2/15/2026 (c)                                                 221,000            272,296
US Treasury Note:
3.0%, 12/31/2006 (c)                                                                  703,000            696,546
3.0%, 2/15/2009 (c)                                                                    76,000             74,225
3.375%, 2/15/2008 (c)                                                                 117,000            116,150
3.625%, 7/15/2009                                                                     219,000            218,273
3.875%, 5/15/2010 (c)                                                                  41,000             41,234
4.75%, 5/15/2014 (c)                                                                  111,000            117,781
5.0%, 8/15/2011                                                                        20,000             21,323
                                                                                                      ----------
Total US Government Backed (Cost $4,694,781)                                                           4,705,644

                                                                                       Shares           Value ($)
                                                                                       ------           ---------

Securities Lending Collateral 8.2%
Scudder Daily Assets Fund Institutional, 3.19% (b)(d)
(Cost $1,550,445)                                                                   1,550,445          1,550,445
                                                                                                      ----------
Cash Equivalents 10.4%
Scudder Cash Management QP Trust, 3.14% (a)
(Cost $1,970,259)                                                                   1,970,260          1,970,260
                                                                                                      ----------

                                                                                         % of
                                                                                      Net Assets       Value ($)
                                                                                      ----------       ---------

Total Investment Portfolio  (Cost $19,197,862)                                          104.0         19,697,038
Other Assets and Liabilities, Net                                                        -4.0           -760,388
                                                                                                      -----------
Net Assets                                                                              100.0         18,936,650
                                                                                                      ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

*** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2005 amounted to $1,509,576, which is 8.0% of net assets.

(d) Represents collateral held in connection with securities lending.

(e) Bond is insured by one of these companies:

                                                      As of % of Total
Insurance Coverage                                   Investment Portfolio
------------------------------------------------------------------------
Ambac Financial Group                                       0.3
------------------------------------------------------------------------
MBIA Corporation                                            2.0
------------------------------------------------------------------------

(f) At June 30, 2005 this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g) Mortgage dollar rolls included.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At June 30, 2005, open futures contracts purchased were as follows:

                                     Expiration                   Aggregate                         Unrealized
Futures                                 Date       Contracts   Face Value ($)      Value ($)      Appreciation ($)
--------------------------------------------------------------------------------------------------------------------
10 Year Canada Government Bond       9/21/2005         7             661,553           665,549              3,996
--------------------------------------------------------------------------------------------------------------------
Dax Index                            9/16/2005         1             139,761           139,848                 87
--------------------------------------------------------------------------------------------------------------------
EOE Dutch Stock Index                7/15/2005         4             365,804           372,242              6,438
--------------------------------------------------------------------------------------------------------------------
Topix Index                           9/8/2005         5               516,045           529,484           13,439
--------------------------------------------------------------------------------------------------------------------
Total net unrealized appreciation                                                                          23,960
--------------------------------------------------------------------------------------------------------------------

At June 30, 2005 open futures contracts sold were as follows:
                                                                                                     Unrealized
                                     Expiration                   Aggregate                        Appreciation/
Futures                                 Date       Contracts   Face Value ($)      Value ($)     (Depreciation) ($)
--------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Notes            9/22/2005        13           1,468,360         1,475,094             (6,734)
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                        9/15/2005         1               301,508           298,875            2,633
--------------------------------------------------------------------------------------------------------------------
Total net unrealized depreciation                                                                            (4,101)
--------------------------------------------------------------------------------------------------------------------

As of June 30, 2005, the Fund had the following open forward foreign currency exchange contracts:
                                                                                                     Unrealized
       Contracts to Deliver                             In Exchange For              Date         Appreciation ($)
--------------------------------------------------------------------------------------------------------------------
EUR                                       170,000 USD                  206,832     7/28/2005                    908
--------------------------------------------------------------------------------------------------------------------
GBP                                        54,000 USD                   98,604     7/28/2005                  1,959
--------------------------------------------------------------------------------------------------------------------
JPY                                    10,003,000 USD                   91,771     7/28/2005                  1,342
--------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                 4,209
--------------------------------------------------------------------------------------------------------------------

                                                                                                     Unrealized
       Contracts to Deliver                             In Exchange For              Date         Depreciation ($)
--------------------------------------------------------------------------------------------------------------------
USD                                       471,951 AUD                  614,000     7/28/2005                 (5,405)
--------------------------------------------------------------------------------------------------------------------
CAD                                       144,000 USD                  116,599     7/27/2005                 (1,003)
--------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                (6,408)
--------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------------------------------------------
AUD                                Australian Dollar          GBP              Great British Pounds
--------------------------------------------------------------------------------------------------------------------
CAD                                Canadian Dollar            JPY              Japanese Yen
--------------------------------------------------------------------------------------------------------------------
EUR                                Euro                       USD              United States Dollar
--------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Lifecycle Short Range Fund, a series
                                    of Scudder Advisor Funds


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Lifecycle Short Range Fund, a series
                                    of Scudder Advisor Funds


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005